UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.0%

                                                                     SHARES        VALUE
                                                                  -----------   -----------
CONSUMER DISCRETIONARY -- 1.1%
   Fortune Brands .............................................        15,000   $   584,250
                                                                                -----------
CONSUMER STAPLES -- 18.8%
   Avon Products ..............................................        44,500     1,426,225
   Brown-Forman, Cl B .........................................        13,500       658,935
   Clorox .....................................................        20,500     1,214,215
   Estee Lauder, Cl A .........................................        23,000       977,500
   Hershey ....................................................        20,500       774,695
   HJ Heinz ...................................................        22,500       905,400
   Kellogg ....................................................        15,000       773,100
   McCormick ..................................................        32,000     1,120,320
   Molson Coors Brewing, Cl B .................................        12,500       612,125
   Ralcorp Holdings * .........................................         7,500       402,750
   Safeway ....................................................        37,500       837,375
                                                                                -----------
                                                                                  9,702,640
                                                                                -----------
ENERGY -- 9.6%
   Comstock Resources * .......................................        13,000       534,170
   Encore Acquisition * .......................................        16,000       593,120
   PetroHawk Energy * .........................................        10,500       246,960
   Pioneer Natural Resources ..................................        12,000       493,320
   Plains Exploration & Production * ..........................        20,500       543,250
   SandRidge Energy * .........................................        32,500       332,475
   Smith International ........................................        16,000       443,680
   Superior Energy Services * .................................        20,500       443,005
   Ultra Petroleum * ..........................................        15,000       728,250
   Whiting Petroleum * ........................................        10,500       592,200
                                                                                -----------
                                                                                  4,950,430
                                                                                -----------
FINANCIALS -- 12.0%
   Alleghany *                                                          3,400       850,000
   HCC Insurance Holdings .....................................        29,500       778,505
   Invesco ....................................................        27,500       581,625
   Morningstar * ..............................................        12,000       612,240
   Northern Trust .............................................        16,500       829,125
   Willis Group Holdings ......................................        47,000     1,269,000
   WR Berkley .................................................        50,300     1,243,416
                                                                                -----------
                                                                                  6,163,911
                                                                                -----------
HEALTH CARE -- 19.6%
   Allergan ...................................................         8,500       478,125
   Beckman Coulter ............................................        12,000       771,960
   Bio-Rad Laboratories, Cl A * ...............................         7,600       679,364
   Cephalon * .................................................        13,500       736,830
   CR Bard ....................................................        11,500       863,305
   Gen-Probe * ................................................        15,000       625,800
   Hologic * ..................................................        53,000       783,340

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                     SHARES        VALUE
                                                                  -----------   -----------
HEALTH CARE -- CONTINUED
   Intuitive Surgical * .......................................         1,600   $   394,160
   Laboratory Corp of America Holdings * ......................         9,500       654,455
   Life Technologies * ........................................        13,000       613,210
   Mettler Toledo International * .............................         7,300       711,750
   Millipore * ................................................         5,000       335,050
   ResMed * ...................................................        13,000       639,730
   St. Jude Medical * .........................................        19,000       647,520
   West Pharmaceutical Services ...............................        18,500       730,195
   Zimmer Holdings * ..........................................         8,000       420,560
                                                                                -----------
                                                                                 10,085,354
                                                                                -----------
INDUSTRIALS -- 16.6%
   AMETEK .....................................................        23,000       802,470
   CLARCOR ....................................................         9,500       279,585
   Copart * ...................................................         9,500       305,615
   Dun & Bradstreet ...........................................        10,500       803,880
   IDEX .......................................................        23,200       659,576
   ITT ........................................................        19,000       963,300
   Landstar System ............................................        10,000       352,400
   Pall .......................................................        16,500       523,710
   Parker Hannifin ............................................         8,000       423,680
   Republic Services, Cl A ....................................        15,000       388,650
   Ritchie Bros Auctioneers ...................................        14,000       306,880
   Roper Industries ...........................................        19,500       985,725
   Stericycle * ...............................................         8,500       445,145
   Waste Connections * ........................................        42,500     1,335,775
                                                                                -----------
                                                                                  8,576,391
                                                                                -----------
INFORMATION TECHNOLOGY -- 11.7%
   Activision Blizzard * ......................................        51,000       552,330
   Adobe Systems * ............................................        20,000       658,800
   Autodesk * .................................................        20,500       511,065
   Citrix Systems * ...........................................        10,500       385,980
   Concur Technologies * ......................................        10,500       374,220
   Electronic Arts * ..........................................        32,500       592,800
   FactSet Research Systems ...................................         4,500       288,225
   IHS, Cl A * ................................................         7,500       388,200
   National Instruments .......................................        18,000       480,600
   Paychex ....................................................        18,500       525,585
   Salesforce.com * ...........................................         8,500       482,375
   Trimble Navigation * .......................................        14,000       293,580
   VeriSign * .................................................        23,000       524,630
                                                                                -----------
                                                                                  6,058,390
                                                                                -----------
MATERIALS -- 3.6%
   AptarGroup .................................................        25,000       882,750

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                  SHARES/FACE
                                                                     AMOUNT        VALUE
                                                                  -----------   -----------
MATERIALS -- CONTINUED
   Ecolab .....................................................        22,500   $   989,100
                                                                                -----------
                                                                                  1,871,850
                                                                                -----------
   TOTAL COMMON STOCK
      (Cost $42,369,830) ......................................                  47,993,216
                                                                                -----------
REPURCHASE AGREEMENT -- 7.1%
   Morgan Stanley
      0.015%, dated 10/30/09, to be repurchased on 11/02/09,
      repurchase price $3,678,190 (collateralized by a U.S.
      Treasury Note, par value $3,808,981, 1.750%, 01/15/28,
      total market value $3,751,750)
      (Cost $3,678,185) .......................................   $ 3,678,185     3,678,185
                                                                                -----------
   TOTAL INVESTMENTS-- 100.1%
      (Cost $46,048,015)+ .....................................                 $51,671,401
                                                                                ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $51,595,376.

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $46,048,015, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,451,382 AND $(827,996) RESPECTIVELY.

     AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSC-QH-002-0300

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.9%

                                                                 SHARES         VALUE
                                                              -----------   -------------
CONSUMER DISCRETIONARY -- 5.7%
   American Public Education * ............................       148,000   $   4,721,200
   John Wiley & Sons, Cl A ................................       332,000      11,693,040
   K12 * ..................................................       222,000       3,560,880
   Matthews International, Cl A ...........................       222,000       8,154,060
   Panera Bread, Cl A * ...................................        37,000       2,219,260
   Stewart Enterprises, Cl A ..............................       740,000       3,389,200
                                                                            -------------
                                                                               33,737,640
                                                                            -------------
CONSUMER STAPLES -- 12.3%
   Alberto-Culver, Cl B ...................................       519,000      13,919,580
   Bare Escentuals * ......................................       370,000       4,673,100
   Chattem * ..............................................       170,000      10,772,900
   Del Monte Foods ........................................       813,000       8,780,400
   Hain Celestial Group * .................................       445,000       7,805,300
   Lance ..................................................       220,000       5,306,400
   Ralcorp Holdings * .....................................        89,000       4,779,300
   Ruddick ................................................       258,000       6,893,760
   Smart Balance * ........................................       479,000       2,529,120
   WD-40 ..................................................       215,000       6,770,350
                                                                            -------------
                                                                               72,230,210
                                                                            -------------
ENERGY -- 7.1%
   Comstock Resources * ...................................       111,000       4,560,990
   Encore Acquisition * ...................................       185,000       6,857,950
   Goodrich Petroleum * ...................................       148,000       3,799,160
   Plains Exploration & Production * ......................       220,000       5,830,000
   SandRidge Energy * .....................................       371,000       3,795,330
   Superior Energy Services * .............................       392,000       8,471,120
   Whiting Petroleum * ....................................       148,000       8,347,200
                                                                            -------------
                                                                               41,661,750
                                                                            -------------
FINANCIALS -- 13.5%
   Alleghany * ............................................        22,500       5,625,000
   Allied World Assurance Holdings ........................       184,000       8,235,840
   Argo Group International Holdings * ....................       184,000       6,248,640
   Arthur J Gallagher .....................................       220,000       4,908,200
   First Mercury Financial ................................       259,000       3,289,300
   FirstService * .........................................       185,000       3,287,450
   HCC Insurance Holdings .................................       220,000       5,805,800
   Healthcare Realty Trust REIT ...........................       555,000      11,560,650
   Interactive Data .......................................       312,000       8,205,600
   Morningstar * ..........................................       184,800       9,428,496
   National Interstate ....................................       155,000       2,807,050
   Navigators Group * .....................................       185,000       9,817,950
                                                                            -------------
                                                                               79,219,976
                                                                            -------------
HEALTH CARE -- 19.3%
   American Medical Systems Holdings * ....................       475,000       7,324,500
   athenahealth * .........................................        88,000       3,309,680
   Bio-Rad Laboratories, Cl A * ...........................       104,000       9,296,560
   Dionex * ...............................................        59,000       4,004,920

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2009
                                                                    (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                 SHARES         VALUE
                                                              -----------   -------------
HEALTH CARE -- CONTINUED
   ev3 * ..................................................       255,000   $   3,003,900
   Genomic Health * .......................................       123,720       2,297,481
   Gen-Probe * ............................................        96,000       4,005,120
   Healthways * ...........................................       199,900       3,214,392
   Immucor * ..............................................       200,000       3,576,000
   Integra LifeSciences Holdings * ........................       260,000       7,940,400
   Luminex * ..............................................       222,000       3,267,840
   Martek Biosciences * ...................................       163,000       2,927,480
   Masimo * ...............................................       222,000       5,898,540
   MedAssets * ............................................       258,000       5,660,520
   Meridian Bioscience ....................................       259,000       5,747,210
   Mettler Toledo International * .........................        74,000       7,215,000
   NuVasive * .............................................        73,000       2,649,170
   SonoSite * .............................................       148,000       3,668,920
   SurModics * ............................................       110,000       2,817,100
   Techne .................................................        96,000       6,000,960
   Teleflex ...............................................       111,000       5,522,250
   VCA Antech * ...........................................       222,000       5,288,040
   West Pharmaceutical Services ...........................       222,000       8,762,340
                                                                            -------------
                                                                              113,398,323
                                                                            -------------
INDUSTRIALS -- 16.7%
   ABM Industries .........................................       555,000      10,422,900
   Administaff ............................................       146,300       3,631,166
   Brady, Cl A ............................................       111,000       3,005,880
   CLARCOR ................................................       333,000       9,800,190
   Copart * ...............................................       185,000       5,951,450
   CoStar Group * .........................................       148,300       5,757,006
   IDEX ...................................................       422,600      12,014,518
   Kaydon .................................................       220,000       7,697,800
   Landstar System ........................................       222,000       7,823,280
   RBC Bearings * .........................................       220,000       4,732,200
   Ritchie Bros Auctioneers ...............................       184,000       4,033,280
   Schawk .................................................       119,600       1,174,472
   UTi Worldwide ..........................................       296,000       3,691,120
   Wabtec .................................................        82,000       3,014,320
   Waste Connections * ....................................       481,000      15,117,830
                                                                            -------------
                                                                               97,867,412
                                                                            -------------
INFORMATION TECHNOLOGY -- 14.4%
   Ariba * ................................................       444,000       5,248,080
   Blackboard * ...........................................       185,000       6,561,950
   comScore * .............................................       215,000       3,295,950
   Concur Technologies * ..................................       111,000       3,956,040
   Constant Contact * .....................................       185,000       3,065,450
   FactSet Research Systems ...............................        59,000       3,778,950
   FARO Technologies * ....................................       207,000       3,200,220
   FEI * ..................................................       148,000       3,523,880
   IHS, Cl A * ............................................        70,000       3,623,200
   Informatica * ..........................................       118,000       2,505,140
   Jack Henry & Associates ................................       216,000       4,983,120

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                              SHARES/FACE
                                                                 AMOUNT         VALUE
                                                              -----------   -------------
INFORMATION TECHNOLOGY -- CONTINUED
   National Instruments ...................................       295,000   $   7,876,500
   NetSuite * .............................................       185,000       2,584,450
   NeuStar, Cl A * ........................................       220,000       5,082,000
   NIC ....................................................       365,000       3,197,400
   Solera Holdings ........................................       147,000       4,736,340
   Trimble Navigation * ...................................       220,000       4,613,400
   Ultimate Software Group * ..............................       222,000       5,663,220
   Vocus * ................................................       185,000       3,348,500
   Wright Express * .......................................       145,000       4,046,950
                                                                            -------------
                                                                               84,890,740
                                                                            -------------
MATERIALS -- 3.9%
   AptarGroup .............................................       333,000      11,758,230
   Sensient Technologies ..................................       444,000      11,228,760
                                                                            -------------
                                                                               22,986,990
                                                                            -------------
   TOTAL COMMON STOCK
      (Cost $520,259,601) .................................                   545,993,041
                                                                            -------------
REPURCHASE AGREEMENT -- 8.1%

   Morgan Stanley
      0.015%, dated 10/30/09, to be repurchased on
      11/02/09, repurchase price $47,632,608
      (collateralized by U.S. Treasury Notes, par value
      $7,247,646-$25,296,600, 1.750%-3.625%,
      01/15/28-04/15/28, total market value $48,585,211)
      (Cost $47,632,548) ..................................   $47,632,548      47,632,548
                                                                            -------------
TOTAL INVESTMENTS-- 101.0%
   (Cost $567,892,149)+ ...................................                 $ 593,625,589
                                                                            =============

PERCENTAGES ARE BASED ON NET ASSETS OF $587,523,823.

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $567,892,149, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $61,275,807 AND $(35,542,367) RESPECTIVELY.

     AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSC-QH-001-1000

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /S/: PHILIP T. MASTERSON
                               -----------------------------
                               Philip T. Masterson
                               President
Date:    December 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /S/: PHILIP T. MASTERSON
                               -----------------------------
                               Philip T. Masterson
                               President
Date:    December 23, 2009


By (Signature and Title)       /S/: MICHAEL LAWSON
                               -----------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 23, 2009